Stock-based Compensation (Details) - Employee Stock Option [Member]				12 Months Ended
	Oct. 02, 2020 JPY (¥) ¥ / shares shares	Dec. 21, 2016 ¥ / shares shares	Dec. 21, 2015 ¥ / shares shares	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 JPY (¥)
Director and corporate auditor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares	300,000
Exercise term	3 years
Fair value at grant date, per share	¥ 22.00
Director and employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares		174,000
Exercise term		8 years
Fair value at grant date, per share		¥ 0.82
Exercise price, per share		¥ 2,000
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares	150,000
Exercise term	5 years
Fair value at grant date, per share	¥ 104.64
Paid in for the stock option | ¥	1.00
Exercise price, per share	¥ 2,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares			285,500
Exercise term			8 years
Fair value at grant date, per share	637.02		¥ 2.96
Exercise price, per share	¥ 128		¥ 400
Annual consolidated revenue target to achieve to exercise options | ¥				¥ 3,908,264,000	¥ 3,908,264,000	¥ 3,908,264,000